Summary of Significant Accounting Policies - Value Added Taxes (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other receivables, net
Other Receivables and Payables Disclosure [Line Items]
VAT receivables - current	$ 32	$ 39
Investments and other assets, net
Other Receivables and Payables Disclosure [Line Items]
VAT receivables - noncurrent	1	2
Accounts payable
Other Receivables and Payables Disclosure [Line Items]
VAT liabilities	8
Accounts payable | Maximum
Other Receivables and Payables Disclosure [Line Items]
VAT liabilities		$ 7